Disposal of wholly owned subsidiary (Details Textual) ¥ in Thousands	1 Months Ended				12 Months Ended
	Jan. 06, 2016 USD ($)	Jan. 06, 2016 CNY (¥)	Mar. 28, 2015 USD ($)	Mar. 28, 2015 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($)
Disposal Of Wholly Owned Subsidiary [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates, Total					$ 0	$ 1,535,243	$ 10,518,189
Gain (Loss) on Disposition of Business					$ 0	$ 435,488	$ 1,178,093
Jiangsu Zhengxin R and D [Member]
Disposal Of Wholly Owned Subsidiary [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates, Total			$ 10,518,189	¥ 64,555
Jiangsu Logistics [Member]
Disposal Of Wholly Owned Subsidiary [Line Items]
Proceeds from Divestiture of Businesses and Interests in Affiliates, Total	$ 1,505,140	¥ 10,000
Gain (Loss) on Disposition of Business	$ 435,488